Shareholder Report, Average Annual Return (Details)		12 Months Ended	120 Months Ended
	Oct. 18, 2021	Sep. 30, 2024	Sep. 30, 2024
C000230844
Average Annual Return [Line Items]
Average Annual Return, Percent		7.26%	(3.28%)
Without Sales Load [Member] | C000230842
Average Annual Return [Line Items]
Average Annual Return, Percent		12.12%	(1.60%)
Without Sales Load [Member] | C000230843
Average Annual Return [Line Items]
Average Annual Return, Percent		12.08%	(1.64%)
Without Sales Load [Member] | C000230844
Average Annual Return [Line Items]
Average Annual Return, Percent		11.73%	(1.93%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.35%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.35%)
FR Notes - Benchmark total return 1 year w/o sales charge
Average Annual Return [Line Items]
Average Annual Return, Percent		11.57%
FR Notes - Benchmark total return 10 year
Average Annual Return [Line Items]
Average Annual Return, Percent			(1.35%)
BlackRock Sustainable Total Return Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
BlackRock Sustainable Total Return Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
BlackRock Sustainable Total Return Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index